Income Taxes (Captions of Net Deferred Income Tax Assets and Liabilities Included in Consolidated Balance Sheets) (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Other assets	¥ 160,541	¥ 150,854
Other noncurrent liabilities	(70,336)	(90,010)
Net deferred tax assets	¥ 90,205	¥ 60,844